Share-based compensation	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payments [Abstract]
Share-based compensation	Share-based compensation
Stock Option Plans
During 2020 and 2021, the Company implemented new Employee Stock Option Plans (“ESOP”) and Director Stock Option Plans (together, the “Stock Options Plans”). Under the Stock Option Plans, stock options of the Company are granted to certain employees of the Group and members of its board of directors. For options granted under the Stock Option Plans, the exercise price is equal to the fair value of the ordinary shares on grant date or equal to 150% of the fair value of the ordinary shares on grant date. The exercise price is included in the grant date fair value of the award. The exercise price for options is payable in the EUR value of a fixed USD amount; therefore, the Group considers these options to be USD-denominated. The options granted to participants under the Stock Option Plans have a first vesting period of three or eight months from date of grant and vest monthly or annually thereafter until fully vested. The options are granted with a term of five years.
Restricted Stock Unit Program
During 2020 and 2021, the Company implemented new restricted stock unit (“RSU”) programs for employees and for members of its board of directors (together, the “RSU Plans”). The RSU Plans are accounted for as equity-settled share-based compensation transactions. The RSUs are measured based on the fair market value of the underlying ordinary shares on the date of grant. The RSUs granted to participants under the RSU Plans have a first vesting period of three or eight months from date of grant and vest monthly or annually thereafter until fully vested four years from date of grant. The valuation of the RSUs was consistent with the fair value of the ordinary shares.
Restricted Stock Awards and Other
In connection with an acquisition during 2017, the Group issued 61,880 restricted stock awards (“RSAs”) to certain employees of the acquiree. Vesting of the RSAs is contingent upon continued employment of these employees. The awards are accounted for as equity-settled share-based compensation transactions. The RSAs vest over a two- and three-year period from the acquisition date. The valuation of the RSAs was consistent with the fair value of the ordinary shares. As of December 31, 2020, there are no longer any RSAs outstanding.
In connection with the acquisition of Anchor during 2019 and The Ringer during 2020, the Company granted 162,320 and 34,450 equity instruments to certain employees of Anchor and The Ringer, respectively. Each instrument effectively represents one ordinary share of the Company, which will be issued to the holder upon vesting. The instruments vest annually over a four-year and five-year period, respectively, from the acquisition date, and vesting of the instruments is contingent on continued employment. The instruments are accounted for as equity-settled share-based compensation transactions and are measured based on the fair market value of the underlying ordinary shares on the date of grant. The grant date fair value of each equity instrument granted to certain employees of Anchor and The Ringer was US $145.21 and US$145.14, respectively.
In connection with the acquisition of Podsights during 2022, the Company granted 30,824 equity instruments to certain employees of Podsights. The instruments vest annually over a four-year period from the acquisition date and the vesting is contingent upon continued employment. The instruments are accounted for as equity-settled share-based payment transactions and are measured based on the fair market value of the underlying ordinary shares on the date of grant. The grant date fair value for each equity instrument granted to employees of Podsights was US $162.21.
Activity in the Group's RSUs, RSAs, and other contingently issuable shares outstanding and related information is as follows:

	RSUs		RSAs		Other
	Number of RSUs	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value
		US$		US$		US$
Outstanding at January 1, 2020	638,350	134.79	41,280	90.65	162,320	145.21
Granted	1,127,149	161.50	—	—	34,450	145.14
Forfeited	(91,613)	143.13	—	—	—	—
Released	(353,693)	138.66	(41,280)	90.65	(40,580)	145.21
Outstanding at December 31, 2020	1,320,193	155.98	—	—	156,190	145.19
Granted	793,337	277.21	—	—	22,988	261.00
Forfeited	(175,751)	190.26	—	—	—	—
Released	(512,583)	178.19	—	—	(70,458)	182.98
Outstanding at December 31, 2021	1,425,196	211.25	—	—	108,720	145.19
Granted	2,914,248	121.42	—	—	30,824	162.21
Forfeited	(359,238)	173.04	—	—	(20,357)	145.21
Released	(844,799)	173.76	—	—	(47,470)	145.20
Outstanding at December 31, 2022	3,135,407	142.23	—	—	71,717	152.50
In the table above, the number of RSUs and other contingently issuable shares released include ordinary shares that the Group has withheld for settlement of employees’ tax obligations due upon the vesting of RSUs.
Activity in the stock options outstanding and related information is as follows:

	Options
	Number of options	Weighted average exercise price
		US$
Outstanding at January 1, 2020	12,153,772	107.68
Granted	2,356,040	180.12
Forfeited	(855,051)	131.30
Exercised	(4,556,908)	78.87
Expired	(56,565)	146.69
Outstanding at December 31, 2020	9,041,288	138.60
Granted	2,164,070	315.86
Forfeited	(414,317)	191.43
Exercised	(2,074,572)	96.12
Expired	(21,121)	196.25
Outstanding at December 31, 2021	8,695,348	190.19
Granted	9,640,611	141.55
Forfeited	(1,332,946)	215.07
Exercised	(620,143)	78.33
Expired	(377,980)	130.86
Outstanding at December 31, 2022	16,004,890	164.56
Exercisable at December 31, 2020	4,022,571	113.91
Exercisable at December 31, 2021	4,453,983	152.64
Exercisable at December 31, 2022	6,402,109	172.69
The weighted-average contractual life for the stock options outstanding at December 31, 2022, 2021, and 2020 is 3.3 years, 2.7 years, and 2.9 years, respectively. The weighted-average share price at exercise for options exercised during 2022, 2021, and 2020 was US $158.59, US $280.08, and US $198.10, respectively. The weighted-average fair value of options granted during the year ended at December 31, 2022, 2021, and 2020 was US $43.56 per option, US $78.65 per option, and US $36.82 per option, and, respectively.
The stock options outstanding at December 31, 2022, 2021, and 2020 are comprised of the following:

			2022		2021		2020
Range of exercise prices (US$)			Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
7.59	to	45.00	2,289	1.1	3,533	1.8	195,207	0.3
45.01	to	90.00	1,147,396	4.8	415,340	0.2	1,243,833	1.2
90.01	to	135.00	4,036,371	3.3	1,659,359	1.8	2,234,257	2.7
135.01	to	180.00	6,741,590	3.1	3,076,253	2.5	3,671,417	3.5
180.01	to	498.98	4,077,244	3.0	3,540,863	3.7	1,696,574	3.6
			16,004,890	3.3	8,695,348	2.7	9,041,288	2.9
In determining the fair value of the stock options, the Group uses the Black-Scholes option-pricing model. The Company does not anticipate paying any cash dividends in the near future and therefore uses an expected dividend yield of zero in the option valuation model. The expected volatility is based on the historical volatility of public companies that are comparable to the Group over the expected term of the award. The risk-free rate is based on U.S. Treasury zero-coupon rates as the exercise price is based on a fixed USD amount. The expected life of the stock options is based on historical data and current expectations.
The following table lists the inputs to the Black-Scholes option-pricing models used for stock options for the years ended December 31, 2022, 2021, and 2020:

	2022	2021	2020
Expected volatility (%)	35.9 – 60.0	34.1 – 43.1	30.0 – 42.8
Risk-free interest rate (%)	0.9 – 4.5	0.2 – 1.1	0.1 – 1.7
Expected life of stock options (years)	2.6 – 4.8	2.6 – 4.8	2.6 – 4.8
Weighted-average share price (US$)	124.47	283.15	162.82
Valuation assumptions are determined at each grant date and, as a result, are likely to change for share-based awards granted in future periods. Changes to the input assumptions could materially affect the estimated fair value of share-based compensation awards.
The sensitivity analysis below shows the impact of increasing and decreasing expected volatility by 10% as well as the impact of increasing and decreasing the expected life by one year. This analysis was performed on stock options granted in 2022. The following table shows the impact of these changes on stock option expense for the options granted in 2022:

2022
(in € millions)
Actual stock option expense	142
Stock option expense increase/(decrease) under the following assumption changes
Volatility decreased by 10%	(25)
Volatility increase by 10%	34
Expected life decrease by 1 year	(19)
Expected life increase by 1 year	24
The expense recognized in the consolidated statement of operations for share-based compensation is as follows:

	2022	2021	2020
	(in € millions)
Cost of revenue	8	9	8
Research and development	218	119	84
Sales and marketing	73	41	34
General and administrative	82	54	50
Total	381	223	176